Fair Value Measurements (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, assets	$ 3,584	$ 3,586
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, liabilities	1,856	910
Trading Loans Securities And Other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, assets	$ 1,660	$ 1,972